UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------

                         UBS Event & Equity Fund L.L.C.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
          -------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                            ------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                   Date of reporting period: December 31, 2003
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                                   YEAR ENDED
                               DECEMBER 31, 2003

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                                   YEAR ENDED
                               DECEMBER 31, 2003








                                    CONTENTS

Report of Independent Auditors ..................................      1

Statement of Assets, Liabilities and Members' Capital ...........      2

Statement of Operations .........................................      3

Statements of Changes in Members' Capital .......................      4

Statement of Cash Flows .........................................      5

Notes to Financial Statements ...................................      6

[LOGO OMITTED]    [] ERNST & YOUNG LLP                [] Phone: (212) 773-3000
ERNST & YOUNG        5 Times Square                      www.ey.com
                     New York, New York 10036-6530

                         Report of Independent Auditors

To the Members and Board of Directors of UBS Event & Equity Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Event & Equity Fund, L.L.C. (the "Fund") as of December 31, 2003, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS Event & Equity Fund, L.L.C. at December 31, 2003, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                            /s/Ernst & Young LLP


New York, New York
February 16, 2004

                   A Member Practice of Ernst & Young Global

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $178,800,000)    $ 205,018,247
Cash and cash equivalents                                            9,054,860
Advance subscription in Investment Fund                              5,000,000
Receivable from Investment Funds                                       630,377
Interest receivable                                                      2,684
Other assets                                                               705
-------------------------------------------------------------------------------

TOTAL ASSETS                                                       219,706,873
-------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                              14,441,297
   UBS Admin fee                                                       225,763
   Professional fees                                                    86,375
   Administration fee                                                   38,100
   Other                                                                12,050
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   14,803,585
-------------------------------------------------------------------------------

NET ASSETS                                                       $ 204,903,288
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                        $ 178,685,041
Accumulated net unrealized appreciation on investments              26,218,247
-------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                 $ 204,903,288
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                    YEAR ENDED DECEMBER 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $    70,416
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  70,416
--------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                         2,258,599
Administration fee                                                      189,099
Professional fees                                                       132,364
Miscellaneous                                                            79,614
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        2,659,676
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (2,589,260)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                    1,509,553
Change in net unrealized appreciation/depreciation from investments  26,319,669
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    27,829,222
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                      $25,239,962
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                          YEARS ENDED DECEMBER 31, 2003 AND 2002
--------------------------------------------------------------------------------

                                                         UBS FUND
                                                      ADVISOR, L.L.C.       MEMBERS             TOTAL
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2002                     $ 1,015,134      $  61,614,339      $  62,629,473

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                        (1,225)        (2,063,835)        (2,065,060)
  Net realized loss from investments                         (4,508)          (726,577)          (731,085)
  Change in net unrealized
         appreciation/depreciation from investments          (8,076)          (726,269)          (734,345)
Incentive Allocation                                         16,488                  -             16,488
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              2,679         (3,516,681)        (3,514,002)
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            -        107,365,461        107,365,461
  Members' withdrawals                                      (12,998)       (15,858,017)       (15,871,015)
  Offering costs                                               (189)          (110,217)          (110,406)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                          (13,187)        91,397,227         91,384,040
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                   $ 1,004,626      $ 149,494,885      $ 150,499,511
----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                        (1,023)        (2,477,398)        (2,478,421)
  Net realized gain (loss) from investments                    (137)         1,445,070          1,444,933
  Change in net unrealized
         appreciation/depreciation from investments          82,628         25,110,374         25,193,002
Incentive allocation                                      1,080,448                  -          1,080,448
----------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                          1,161,916         24,078,046         25,239,962
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            -         54,219,989         54,219,989
  Members' withdrawals                                   (1,090,724)       (23,927,101)       (25,017,825)
  Offering costs                                                (12)           (38,337)           (38,349)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                       (1,090,736)        30,254,551         29,163,815
----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                   $ 1,075,806      $ 203,827,482      $ 204,903,288
----------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                    Year ended December 31, 2003

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                   $ 25,239,962
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                    (93,300,000)
Proceeds from disposition of investments                                     53,009,553
Net realized gain from investments                                           (1,509,553)
Change in net unrealized appreciation/depreciation from investments         (26,319,669)
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Advance subscription in Investment Fund                                (4,000,000)
      Receivable from Investment Funds                                         (630,377)
      Interest receivable                                                         9,769
      Other assets                                                                 (705)
    Increase (decrease) in payables:
      UBS Admin fee                                                              54,413
      Professional fees                                                          22,528
      Administration fee                                                        (28,300)
      Other                                                                      (7,698)
---------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                       (47,460,077)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                         54,219,989
Members' withdrawals                                                        (25,135,389)
Adviser withdrawals                                                          (1,090,724)
Offering costs                                                                  (38,349)
---------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                    27,955,527

Net decrease in cash and cash equivalents                                   (19,504,550)
Cash and cash equivalents--beginning of year                                 28,559,410
---------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                     $  9,054,860
---------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS Event & Equity Fund, L.L.C. (the "Fund") (formerly, UBS PW Event & Equity Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") (formerly, PW Fund Advisor, L.L.C.), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED

         A.   PORTFOLIO VALUATION (CONTINUED)

         in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         The Fund has reclassified $2,589,260 and $1,509,553 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended
         December 31, 2003. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

         E.   CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         E.   CASH AND CASH EQUIVALENTS (CONTINUED)

         market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.   REPURCHASE AGREEMENTS

         From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2003 there were no open repurchase agreements.

         G.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  UBS ADMIN FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     3. UBS ADMIN FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS (CONTINUED)

         incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the years ended December 31, 2003 and December 31, 2002 was $1,080,448 and $16,488, respectively, and was recorded as an increase to the Special Advisory Account.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2003 were $22,634.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2003, amounted to $93,300,000 and $53,009,553, respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2003.

     5.  INVESTMENTS

         As of December 31, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2003.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     5.  INVESTMENTS (CONTINUED)

                  INVESTMENT OBJECTIVE             COST         FAIR VALUE
                  --------------------             ----         ----------
                        Distressed Securities   $  58,786,095   $  67,406,165
                        Long/Short Equity          51,332,577      58,859,703
                        Special Situations         32,735,102      37,535,197
                        Convertible Arbitrage      20,943,758      24,014,835
                        Merger Arbitrage           15,002,468      17,202,347
                                                -------------   -------------
                          Total                 $ 178,800,000   $ 205,018,247
                                                =============   =============


         The following table lists the Fund's investments in Investment Funds as of December 31, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of up to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                REALIZED AND
                                                                 UNREALIZED                      % OF
                                                                 GAIN FROM                      MEMBERS'
   INVESTMENT FUND:                                 COST        INVESTMENTS     FAIR VALUE      CAPITAL     LIQUIDITY
   ----------------                                 ----        -----------     ----------      -------     ---------
   Aspen Partners, L.P.(Series A)               $11,000,000      $1,496,724     $12,462,954       6.08%     Annually
   Avery Partners, L.P.                           6,000,000         178,351       6,178,351       3.02      Semi-Annually
   Blue Coast Partners II, L.P.                   9,000,000       1,430,618      10,322,006       5.04      Quarterly
   Canyon Value Realization Fund, L.P.            7,500,000       1,847,047       9,946,858       4.85      Annually
   Epsilon Global Active Value Fund II-B, L.P.   14,000,000       1,173,499      15,409,859       7.52      Quarterly
   Grace Convertible Arbitrage, L.P.              4,500,000         248,770       4,748,770       2.32      Quarterly
   Gracie Capital, L.P.                           5,000,000       1,753,360       6,586,879       3.21      Annually
   Gruss Arbitrage Partners, L.P.                 9,500,000         230,543       9,730,543       4.75      Quarterly
   Harbert Distressed Investment Fund, L.P.      12,000,000       3,207,463      15,632,073       7.63      Quarterly
   Imperium Market Neutral Fund (QP), L.P.       10,500,000        (47,757)      10,452,243       5.10      Quarterly
   Marathon Global Convertible Fund L.P.          4,500,000         271,457       4,771,457       2.33      Quarterly
   North Run (QP), L.P.                           5,000,000          59,643       5,059,643       2.47      Quarterly
   Nisswa Fund, L.P.                              5,500,000         141,962       5,641,962       2.75      Quarterly
   OZ Domestic Partners, L.P.                    11,000,000       2,640,393      13,508,057       6.59      Annually
   Para Partner, L.P.                             7,000,000       1,485,410       8,049,494       3.93      Quarterly
   Polygon Global Opportunities, L.P.             7,000,000         410,118       7,410,118       3.62      Quarterly
   Satellite Credit Opportunity Fund, LTD.        1,000,000         284,975       1,321,382       0.65      Annually
   Scottwood Partners, L.P.                       6,000,000       1,555,831       7,555,831       3.69      Quarterly
   Seneca Capital, L.P.                           7,500,000       1,748,505       8,748,246       4.27      Annually
   Stadia Capital Partners (QP), L.P.            10,300,000       1,253,179      12,289,815       6.00      Quarterly
   The Pegasus Fund, LTD.                         7,000,000         151,729       7,151,729       3.49      Monthly
   Trilogy Financial Partners, L.P.               9,000,000       1,047,594      10,047,594       4.90      Quarterly
   Whitney New Japan Partners, L.P.               9,000,000       2,802,738      11,992,383       5.85      Quarterly

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

     5.  INVESTMENTS (CONTINUED)

   Redeemed Investment Funds            $         --     $  2,457,070      $         --       --%
                                        ------------     ------------    --------------  ---------
   TOTAL                                $178,800,000     $ 27,829,222       205,018,247   100.06
                                        ============     ============
   LIABILITIES, LESS OTHER ASSETS                                              (114,959)   (0.06)
                                                                           ------------  ---------
   MEMBERS' CAPITAL                                                        $204,903,288   100.00%
                                                                           ============  =========

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                            PERIOD FROM
                                                                                                          OCTOBER 1, 2001
                                                                                                         (COMMENCEMENT OF
                                                                      YEARS ENDED DECEMBER 31,         OPERATIONS) THROUGH
                                                                   2003                    2002          DECEMBER 31, 2001
                                                                   ----                    ----          -----------------
     Ratio of net investment loss to average net assets***         (1.43)%                 (1.57)%             (3.90)%*
     Ratio of total expenses to average net assets***               1.47%                   1.67%               4.19%*
     Portfolio turnover rate                                       31.46%                  10.80%               0.00%
     Total return**                                                14.07%                  (2.91)%             (0.10)%
     Net asset value at end of period                          $204,903,288             $150,499,511         $62,629,473

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2004, the Fund has redeemed $3,000,000 in interests from Investment Fund.

                       THIS PAGE INTENTIONALLY LEFT BLANK

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED 1          DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (61)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc., Select
                                                                                                Medical, Inc. and
                                                                                                SAPPI Ltd.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (74)               Term -       Law partner for Dunnington,           14       None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (74)       Term -       Retired                               14       None
UBS Financial Services Inc.       Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
                                       OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (36)           Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.'s,
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002. Prior to July
Principal Accounting Officer                     2002, Partner Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (39)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS Financial Services Inc.     Length- since    Counsel and First Vice
1285 Avenue of the Americas       Inception      President of UBS Financial
New York, NY 10019                               Services Inc., since May 1998.
Secretary
------------------------------------------------------------------------------------------------------------------------
Lisa Bloomberg,  (36)          Term-Indefinite   Associate General Counsel and         N/A                N/A
UBS Financial Services Inc.     Length- since    First Vice President of UBS
1285 Avenue of the Americas       Inception      Financial Services Inc., since
New York, NY 10019                               April 1999. Prior to April
Assistant Secretary                              1999, Associate of Skadden,
                                                 Arps, Slate, Meagher & Flom,
                                                 LLP.
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that M. Cabell Woodward, Jr. is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $35,000 for 2002 and $37,000 for 2003. Such audit fees include fees associated with the annual audits and filing of the registrant's Form N-2 and Form N-SAR.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $4,000 for 2002 and $4,500 for 2003. Audit-related fees principally include fees associated with reading and providing comments on semi-annual reports.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $42,000 for 2002 and $54,000 for 2003. Tax fees include fees for tax compliance services. The 2003 fees also include assisting management in the preparation of tax estimates.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $3,000 for 2003. Fees for all other services include fees for administrative services associated with preparing the 2003 K-1's for mailing.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The registrant does not have pre-approval policies and procedures.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  100%

                           (c)  100%

                           (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was approximately $1.8 million for 2002 and approximately $1.3 million for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.



                            UBS FUND ADVISOR, L.L.C.

                      PROXY VOTING POLICIES AND PROCEDURES


I.       GENERAL GUIDELINES AND POLICY

UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (the "Fund") for which it acts as the Adviser. Certain of the Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Each of these Funds may invest a majority of its assets in non-voting securities of Investment Funds. In addition, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to a Fund for vote (and the Fund holds voting interests in the Investment Fund), The Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with these policies and procedures.

         In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser's goal is to act prudently, solely in the best interest of each client. The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

         It is the Adviser's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. Other matters will be voted on a case-by-case basis.

II.      CONFLICTS OF INTEREST

         In furtherance of the Adviser's goal to vote proxies in the best interests of clients, the Adviser follows procedures designed to identify and address material conflicts that may arise between the Adviser's interests and those of its clients before voting proxies on behalf of such clients.

(1)   Procedures for Identifying Conflicts of Interest.

      The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting:

      The Adviser's employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of the Adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of Ruth Goodstein and Mark Goldstein.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

      A. All conflicts of interest identified must be brought to the attention of Ms. Goodstein and Mr. Goldstein for resolution.

      B. Ms. Goodstein and Mr. Goldstein will work with appropriate personnel of the Adviser to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

      C. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

      D. If it is determined that a conflict of interest is material, the Adviser's Legal Department will work with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

           o disclosing the conflict to clients and obtaining their consent before voting (which consent in the case of a Fund with a board of directors may be obtained from the Fund's board of directors);
           o engaging another party on behalf of the client to vote the proxy on its behalf;
           o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or
           o such other method as is deemed appropriate under the circumstances given the nature of the conflict.

          The Adviser shall maintain a written record of the method used to resolve a material conflict of interest.


III.     RECORD KEEPING AND OVERSIGHT

         The Adviser shall maintain the following records relating to proxy voting:

           o   a copy of these policies and procedures;

           o   a copy of each proxy form (as voted);
           o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;
           o documentation relating to the identification and resolution of conflicts of interest;
           o any documents created by the Adviser that were material to a proxy voting decision or that memorialized the basis for that decision; and
           o a copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client.

         Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the Adviser's office.

         In addition, with respect to proxy voting records for any fund registered under the Investment Company Act of 1940, the Adviser shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

         In lieu of keeping copies of proxy statements, the Adviser may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.



ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Event & Equity Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                           -----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       February 24, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                           -----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       February 24, 2004
     ---------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                           -----------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       February 24, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                           -----------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       February 24, 2004
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                           -----------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       February 24, 2004
     ---------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.